Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Loss before tax	$ (40,916)	$ (49,941)
Adjustments for non-monetary items
Depreciation	2,873	1,778
Amortization	1,281	797
Finance expense, net	1,394	219
Expected credit loss allowance	123	158
Share-based compensation	7,106	7,360
Movements in provisions and pensions	478	386
Research tax credit	(600)	(732)
Working capital changes
Increase in accounts receivable	(834)	(791)
(Increase) Decrease in prepaids and other assets	(1,061)	474
Increase in inventory	(268)	(284)
Increase in accounts payables, accrued expenses, deferred contract revenue, and other liabilities	3,749	3,543
Cash used in operating activities	(26,675)	(37,033)
Income tax paid	(676)	0
Interest paid	(5)	(67)
Interest received	2,243	155
Net cash flows used in operating activities	(25,113)	(36,945)
Investing activities
Purchase of property and equipment	(1,246)	(1,266)
Acquisition of intangible assets	(788)	(1,009)
Capitalized development costs	(2,842)	(2,774)
Proceeds upon maturity of term deposits	17,546	42,337
Purchase of term deposits	0	(10,585)
Net cash flow provided from investing activities	12,670	26,703
Financing activities
Proceeds from exercise of share options	207	759
Payments of principal portion of lease liabilities	(1,761)	(938)
Net cash flow used in financing activities	(1,554)	(179)
Decrease in cash and cash equivalents	(13,997)	(10,421)
Effect of exchange differences on cash balances	1,244	(3,640)
Cash and cash equivalents at beginning of the year	161,305	192,962
Cash and cash equivalents at end of the period	$ 148,552	$ 178,901